Stock Options, Stock Purchase Plan and Warrants - Summarizes Information on Warrants Outstanding (Detail)	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	1,358,333
Exercise price	1.24
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	83,333
Exercise price	0.75
Issued	Feb. 09, 2009
Expire	Feb. 08, 2014
Warrants Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	625,000
Exercise price	1.05
Issued	Mar. 16, 2009
Expire	Mar. 15, 2014
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	450,000
Exercise price	1.50
Issued	May 03, 2010
Expire	May 02, 2017
Warrants Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	200,000
Exercise price	1.43
Issued	Jan. 12, 2012
Expire	Jan. 12, 2017